Expenses by nature	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expenses by nature
24.	Expenses by nature

	2019	2018	2017
Personnel expenses (Note 25)	576,440	421,240	336,902
Financial expenses (a)	353,451	301,065	237,094
Transaction and client services costs (b)	185,396	163,561	126,870
Depreciation and amortization (Note 12)	163,396	92,333	54,584
Third parties services	69,579	42,875	32,932
Marketing expenses and sales commissions (c)	71,811	40,890	26,521
Facilities expenses	30,547	34,095	26,066
Travel expenses	24,660	19,414	12,943
Other	9,223	20,924	8,061

Total expenses	1,484,503	1,136,397	861,973

(a)
Financial expenses include discounts on the sale of receivables to banks, interest expense on borrowings, foreign currency exchange variances, net and the cost of derivatives covering interest and foreign exchange exposure.

(b)	Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees and other costs.
(c)	Marketing expenses and sales commissions relate to marketing and advertising expenses, and commissions paid to sales related partnerships.